Schedule of Investments PIMCO Corporate & Income Strategy Fund	April 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.1% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 7.2%

Advanz Pharma Corp. 7.984% (LIBOR03M + 5.500%) due 09/06/2024 ~	$4,882	$4,586
Alphabet Holding Co., Inc. 5.983% (LIBOR03M + 3.500%) due 09/26/2024 ~	99	92
Altice France S.A. 6.473% (LIBOR03M + 4.000%) due 08/14/2026 ~	299	294
Avantor, Inc. 6.233% (LIBOR03M + 3.750%) due 11/21/2024 ~	47	47
Bausch Health Cos., Inc. 5.224% (LIBOR03M + 2.750%) due 11/27/2025 ~	114	114
CenturyLink, Inc. 5.233% (LIBOR03M + 2.750%) due 01/31/2025 ~	347	346
CityCenter Holdings LLC 4.733% (LIBOR03M + 2.250%) due 04/18/2024 ~	239	240
CommScope, Inc. 5.733% (LIBOR03M + 3.250%) due 04/06/2026 ~	100	101
Diamond Resorts Corp. 6.233% (LIBOR03M + 3.750%) due 09/02/2023 ~	523	498
Dubai World 1.750% (LIBOR03M + 2.000%) due 09/30/2022 ~	500	470
Envision Healthcare Corp. 6.233% (LIBOR03M + 3.750%) due 10/10/2025 ~	499	483
Financial & Risk U.S. Holdings, Inc. 6.233% (LIBOR03M + 3.750%) due 10/01/2025 ~	692	686
Forbes Energy Services LLC 5.000% - 9.000% (LIBOR03M + 5.000%) due 04/13/2021	199	199
Forest City Enterprises, L.P. 6.483% (LIBOR03M + 4.000%) due 12/07/2025 ~	100	101
FrontDoor, Inc. 5.000% (LIBOR03M + 2.500%) due 08/14/2025 «~	20	20
Frontier Communications Corp. 6.240% (LIBOR03M + 3.750%) due 06/15/2024 ~	591	578
Gray Television, Inc. 4.977% (LIBOR03M + 2.500%) due 01/02/2026 ~	100	100
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(e)	590	437
TBD% due 01/30/2020	15,403	11,469
IRB Holding Corp. 5.723% (LIBOR03M + 3.250%) due 02/05/2025 ~	935	934
McDermott Technology Americas, Inc. 7.483% (LIBOR03M + 5.000%) due 05/12/2025 ~	1,048	1,039
Messer Industrie GmbH 5.101% (LIBOR03M + 2.500%) due 03/01/2026 ~	100	100
MH Sub LLC 6.227% (LIBOR03M + 3.750%) due 09/13/2024 ~	118	119
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~	100	100
Multi Color Corp. 4.483% (LIBOR03M + 2.000%) due 10/31/2024 ~	16	16
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~	40	39
Neiman Marcus Group Ltd. LLC 5.724% - 5.836% (LIBOR03M + 3.250%) due 10/25/2020 ~	6,288	5,845
Pacific Gas & Electric Co. 7.500% due 02/22/2049 ^«(e)	100	95
Panther BF Aggregator LP TBD% due 04/30/2026 «	70	70
Parexel International Corp. 5.233% (LIBOR03M + 2.750%) due 09/27/2024 ~	99	97
PetSmart, Inc. 6.730% (LIBOR03M + 4.250%) due 03/11/2022 ~	79	77
Sequa Mezzanine Holdings LLC
7.776% (LIBOR03M + 5.000%) due 11/28/2021 ~	216	214
11.583% (LIBOR03M + 9.000%) due 04/28/2022 ~	90	88
Sprint Communications, Inc. 5.000% (LIBOR03M + 2.500%) due 02/02/2024 ~	1,568	1,525
Starfruit Finco BV 5.729% (LIBOR03M + 3.250%) due 10/01/2025 ~	200	200
Syniverse Holdings, Inc. 7.473% (LIBOR03M + 5.000%) due 03/09/2023 ~	3,755	3,578
Univision Communications, Inc. 5.233% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,723	2,626
West Corp. 6.629% (LIBOR03M + 4.000%) due 10/10/2024 ~	32	31

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

Westmoreland Coal Co.
TBD% due 03/15/2029 (e)		2,929	2,753
Westmoreland Mining Holdings LLC 10.861% (LIBOR03M + 8.250%) due 03/15/2022 «~		1,499	1,514
Total Loan Participations and Assignments (Cost $46,748)			41,921

CORPORATE BONDS & NOTES 51.5%

BANKING & FINANCE 24.1%

AGFC Capital Trust 4.347% (US0003M + 1.750%) due 01/15/2067 ~		2,300	1,265
Ally Financial, Inc. 8.000% due 11/01/2031 (n)		1,767	2,259
Ambac LSNI LLC 7.592% due 02/12/2023 •		527	534
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	12,067	13,241
8.625% due 07/15/2023		$200	167
Athene Holding Ltd. 4.125% due 01/12/2028		52	51
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		153	161
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		48	49
5.000% due 04/20/2048		72	72
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(j)(k)	EUR	600	697
Banco Santander S.A. 6.250% due 09/11/2021 •(j)(k)		500	588
Barclays PLC
3.250% due 01/17/2033	GBP	200	249
6.500% due 09/15/2019 •(j)(k)	EUR	2,200	2,512
7.250% due 03/15/2023 •(j)(k)	GBP	6,300	8,678
7.750% due 09/15/2023 •(j)(k)		$800	827
Blackstone CQP Holdco LP
6.000% due 08/18/2021		900	900
6.500% due 03/20/2021		4,900	4,924
BNP Paribas S.A. 4.705% due 01/10/2025 •(n)		500	524
Brighthouse Holdings LLC 6.500% due 07/27/2037 Ø(j)		70	66
Brookfield Finance, Inc.
3.900% due 01/25/2028		88	86
4.700% due 09/20/2047		196	191
Cantor Fitzgerald LP
4.875% due 05/01/2024		29	29
6.500% due 06/17/2022 (n)		8,000	8,556
CBL & Associates LP 5.950% due 12/15/2026		129	91
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)(k)(n)		830	904
Credit Suisse Group AG 7.500% due 07/17/2023 •(j)(k)		200	210
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	1,657	1,777
EPR Properties 4.750% due 12/15/2026 (n)		$3,100	3,197
Flagstar Bancorp, Inc. 6.125% due 07/15/2021 (n)		3,500	3,672
Ford Motor Credit Co. LLC
5.139% due 01/07/2021 ~(n)		800	817
5.729% due 01/07/2022 ~(n)		800	828
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		255	262
6.750% due 03/15/2022 (n)		476	490
GLP Capital LP 5.250% due 06/01/2025		20	21
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		49	49
GSPA Monetization Trust 6.422% due 10/09/2029		3,449	3,951
HSBC Bank PLC 6.330% due 05/23/2023		5,800	6,032
HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(k)(n)	GBP	200	274
6.000% due 09/29/2023 •(j)(k)(n)	EUR	3,193	4,083
6.500% due 03/23/2028 •(j)(k)		$480	489
Hunt Cos., Inc. 6.250% due 02/15/2026		24	23
iStar, Inc.
4.625% due 09/15/2020		13	13
5.250% due 09/15/2022		20	20
Jefferies Finance LLC
6.875% due 04/15/2022		1,000	1,020
7.375% due 04/01/2020 (n)		2,100	2,106

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

7.500% due 04/15/2021 (n)		1,444	1,481
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		66	67
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(j)(k)		300	312
7.625% due 06/27/2023 •(j)(k)	GBP	2,166	3,059
7.875% due 06/27/2029 •(j)(k)		1,500	2,210
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (n)		$6,100	6,111
Nationstar Mortgage LLC 6.500% due 07/01/2021		712	715
Navient Corp.
5.625% due 08/01/2033		686	556
6.500% due 06/15/2022		78	82
Newmark Group, Inc. 6.125% due 11/15/2023		30	31
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022 (n)		1,496	1,550
Provident Funding Associates LP 6.375% due 06/15/2025		27	25
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(j)(k)		3,070	3,166
8.000% due 08/10/2025 •(j)(k)		6,390	6,973
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)	GBP	3,795	5,174
7.375% due 06/24/2022 •(j)(k)		3,520	4,890
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(k)		$200	194
7.375% due 10/04/2023 •(j)(k)		600	611
Spirit Realty LP 4.450% due 09/15/2026 (n)		1,600	1,591
Springleaf Finance Corp.
5.625% due 03/15/2023 (n)		1,200	1,249
6.875% due 03/15/2025		93	100
Tesco Property Finance PLC 7.623% due 07/13/2039	GBP	405	747
TP ICAP PLC 5.250% due 01/26/2024		2,939	3,946
UniCredit SpA 7.830% due 12/04/2023 (n)		$4,050	4,549
Unigel Luxembourg S.A. 10.500% due 01/22/2024		560	604
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,254	4,720
6.542% due 03/30/2021		851	1,167
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		$6,420	6,633
WeWork Cos., Inc. 7.875% due 05/01/2025		72	72
			139,540
INDUSTRIALS 20.5%

Adient U.S. LLC 7.000% due 05/15/2026 (c)		36	37
Air Canada Pass-Through Trust 3.700% due 07/15/2027		23	22
Altice Financing S.A.
6.625% due 02/15/2023 (n)		2,300	2,363
7.500% due 05/15/2026 (n)		1,600	1,628
Altice France S.A. 7.375% due 05/01/2026 (n)		5,340	5,423
Associated Materials LLC 9.000% due 01/01/2024		774	731
Baffinland Iron Mines Corp. 8.750% due 07/15/2026		1,400	1,419
Bausch Health Americas, Inc. 8.500% due 01/31/2027		36	39
Bombardier, Inc. 7.875% due 04/15/2027		206	208
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (n)		5,617	5,771
9.250% due 02/15/2024 (n)		3,791	4,090
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		32	32
CommScope, Inc. 5.500% due 03/01/2024		82	86
Community Health Systems, Inc.
5.125% due 08/01/2021		870	861
6.250% due 03/31/2023 (n)		9,481	9,268
8.000% due 03/15/2026		739	721
8.625% due 01/15/2024		1,160	1,180
Continental Airlines Pass-Through Trust 9.798% due 10/01/2022		376	394
DAE Funding LLC
5.250% due 11/15/2021		268	277

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

5.750% due 11/15/2023		268	281
Dell International LLC 6.020% due 06/15/2026 (n)		2,514	2,725
Diamond Resorts International, Inc. 7.750% due 09/01/2023 (n)		2,834	2,823
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (n)		4,100	4,182
Exela Intermediate LLC 10.000% due 07/15/2023 (n)		117	118
Ferroglobe PLC 9.375% due 03/01/2022		1,550	1,395
First Quantum Minerals Ltd.
6.500% due 03/01/2024		1,414	1,340
6.875% due 03/01/2026 (n)		1,558	1,457
7.000% due 02/15/2021		156	159
Ford Motor Co. 7.700% due 05/15/2097 (n)		7,315	8,193
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		5,650	4,360
Frontier Finance PLC 8.000% due 03/23/2022	GBP	4,600	6,251
Full House Resorts, Inc. 8.575% due 01/31/2024 «		$295	295
General Electric Co.
5.000% due 01/21/2021 •(j)		278	264
5.550% due 01/05/2026 (n)		370	401
5.875% due 01/14/2038		22	24
6.150% due 08/07/2037		17	19
6.875% due 01/10/2039		10	12
HCA, Inc. 7.500% due 11/15/2095 (n)		1,200	1,236
Huntsman International LLC 4.500% due 05/01/2029		44	44
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		484	361
9.000% due 03/01/2021 ^(e)		319	238
9.000% due 09/15/2022 ^(e)		3,973	2,980
11.250% due 03/01/2021 ^(e)		375	279
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		86	80
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		44	46
8.500% due 10/15/2024		550	546
9.750% due 07/15/2025		115	119
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (n)		10,499	9,817
8.125% due 06/01/2023		1,121	853
Kinder Morgan, Inc. 7.800% due 08/01/2031 (n)		3,580	4,660
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (n)		474	344
Melco Resorts Finance Ltd. 5.250% due 04/26/2026		1,100	1,099
Metinvest BV 8.500% due 04/23/2026		480	473
Micron Technology, Inc. 5.327% due 02/06/2029		152	157
Netflix, Inc.
3.875% due 11/15/2029	EUR	604	695
4.625% due 05/15/2029		200	245
5.375% due 11/15/2029		$98	99
New Albertson’s LP 6.570% due 02/23/2028 (n)		5,600	4,256
Odebrecht Oil & Gas Finance Ltd.
0.000% due 05/30/2019 (h)(j)		345	3
0.000% due 05/31/2019 (h)(j)		407	4
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		342	338
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		117	122
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		142	144
5.500% due 02/15/2024		20	21
Petroleos Mexicanos
6.500% due 03/13/2027		190	193
6.750% due 09/21/2047		50	46
PetSmart, Inc. 5.875% due 06/01/2025		108	98
Platin GmbH 6.875% due 06/15/2023	EUR	400	447
Prime Security Services Borrower LLC 9.250% due 05/15/2023		$454	479
QVC, Inc.
5.450% due 08/15/2034		900	865
5.950% due 03/15/2043 (n)		3,682	3,418

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

Radiate Holdco LLC 6.875% due 02/15/2023		70	70
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	200	227
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023		$8	8
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,591
Sands China Ltd.
4.600% due 08/08/2023		$200	207
5.125% due 08/08/2025		200	211
5.400% due 08/08/2028 (n)		2,129	2,258
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 ^(e)		1,909	1,971
Spirit Issuer PLC
3.533% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,000	1,282
3.608% due 03/28/2025 ~		630	822
T-Mobile USA, Inc. 4.750% due 02/01/2028		$19	19
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		200	200
Teva Pharmaceutical Finance Netherlands BV 3.250% due 04/15/2022	EUR	300	350
Times Square Hotel Trust 8.528% due 08/01/2026		$1,447	1,678
Topaz Solar Farms LLC
4.875% due 09/30/2039		123	121
5.750% due 09/30/2039		980	1,028
Transocean Pontus Ltd. 6.125% due 08/01/2025		138	143
Triumph Group, Inc.
4.875% due 04/01/2021		106	105
5.250% due 06/01/2022		24	24
United Group BV
4.375% due 07/01/2022	EUR	100	115
4.875% due 07/01/2024		100	116
Univision Communications, Inc.
5.125% due 05/15/2023		$113	110
5.125% due 02/15/2025		541	511
Vale Overseas Ltd.
6.250% due 08/10/2026		151	166
6.875% due 11/21/2036		59	69
6.875% due 11/10/2039		43	50
ViaSat, Inc. 5.625% due 09/15/2025		92	92
Virgin Media Secured Finance PLC 5.000% due 04/15/2027	GBP	300	399
VOC Escrow Ltd. 5.000% due 02/15/2028		$54	54
Wind Tre SpA
2.625% due 01/20/2023	EUR	200	220
2.750% due 01/20/2024 •		200	215
Wyndham Destinations, Inc.
3.900% due 03/01/2023		$72	71
4.250% due 03/01/2022		6	6
5.400% due 04/01/2024		10	10
5.750% due 04/01/2027		830	837
			119,010
UTILITIES 6.9%

AT&T, Inc. 4.900% due 08/15/2037		56	58
DTEK Finance PLC (10.750% Cash or 10.750% PIK) 10.750% due 12/31/2024 (d)		2,713	2,658
Frontier Communications Corp. 8.000% due 04/01/2027		102	106
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030		8,200	8,933
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		341	339
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (d)		178	113
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		1,233	1,181
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (d)		4,469	1,151
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		450	423
2.950% due 03/01/2026 ^(e)		392	355
3.250% due 09/15/2021 ^(e)		195	184
3.250% due 06/15/2023 ^(e)		273	257
3.300% due 03/15/2027 ^(e)		716	655
3.300% due 12/01/2027 ^(e)		1,300	1,185
3.400% due 08/15/2024 ^(e)		378	355
3.500% due 10/01/2020 ^(e)		792	756

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

3.500% due 06/15/2025 ^(e)		635	597
3.750% due 02/15/2024 ^(e)		291	276
3.750% due 08/15/2042 ^(e)		22	19
3.850% due 11/15/2023 ^(e)		67	64
4.000% due 12/01/2046 ^(e)		7	6
4.250% due 05/15/2021 ^(e)		247	238
4.250% due 08/01/2023 ^(e)		100	97
4.300% due 03/15/2045 ^(e)		27	25
4.500% due 12/15/2041 ^(e)		275	252
4.600% due 06/15/2043 ^(e)		118	110
4.650% due 08/01/2028 ^(e)		930	904
4.750% due 02/15/2044 ^(e)		632	599
5.125% due 11/15/2043 ^(e)		590	568
5.400% due 01/15/2040 ^(e)		16	16
5.800% due 03/01/2037 ^(e)		2,243	2,277
6.050% due 03/01/2034 ^(e)		1,960	2,043
6.250% due 03/01/2039 ^(e)		629	651
6.350% due 02/15/2038 ^(e)		794	832
Petrobras Global Finance BV
5.750% due 02/01/2029		235	236
5.999% due 01/27/2028		78	80
6.250% due 12/14/2026	GBP	4,800	6,966
6.625% due 01/16/2034		100	142
7.375% due 01/17/2027		$36	40
Rio Oil Finance Trust
8.200% due 04/06/2028		250	275
9.250% due 07/06/2024		339	372
9.250% due 07/06/2024 (n)		2,462	2,708
9.750% due 01/06/2027 (n)		181	203
9.750% due 01/06/2027		217	244
Southern California Edison Co.
3.650% due 03/01/2028		5	5
5.750% due 04/01/2035		10	11
6.000% due 01/15/2034		2	2
6.650% due 04/01/2029		24	27
Transocean Poseidon Ltd. 6.875% due 02/01/2027		110	117
			39,711
Total Corporate Bonds & Notes (Cost $287,008)			298,261

CONVERTIBLE BONDS & NOTES 0.8%

INDUSTRIALS 0.8%

Caesars Entertainment Corp. 5.000% due 10/01/2024		994	1,473
DISH Network Corp. 3.375% due 08/15/2026		3,400	3,128
Total Convertible Bonds & Notes (Cost $5,254)			4,601

MUNICIPAL BONDS & NOTES 5.0%

CALIFORNIA 0.8%

Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010 7.750% due 10/01/2037		1,220	1,307
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009 7.942% due 10/01/2038		3,400	3,475
			4,782
ILLINOIS 2.6%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040		12,700	14,171
Chicago, Illinois General Obligation Bonds, Series 2014 6.314% due 01/01/2044		60	61
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		110	122
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		35	38
7.350% due 07/01/2035		20	23
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		270	266
			14,681
VIRGINIA 0.1%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		770	721

WEST VIRGINIA 1.5%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		44,400	2,791

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

7.467% due 06/01/2047		5,760	5,717
			8,508
Total Municipal Bonds & Notes (Cost $26,237)			28,692

U.S. GOVERNMENT AGENCIES 4.8%

Fannie Mae
3.000% due 02/25/2043 (a)		50,642	9,703
6.027% due 07/25/2029 •		850	913
8.227% due 07/25/2029 •		1,150	1,368
Freddie Mac
0.000% due 02/25/2046 (b)(h)		6,400	5,659
0.100% due 02/25/2046 (a)		77,786	104
4.608% due 11/25/2055 «~		8,098	4,909
10.027% due 12/25/2027 •		3,284	3,988
13.227% due 03/25/2025 •		725	984
Total U.S. Government Agencies (Cost $25,462)			27,628

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.7%

Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^		3,498	3,239
6.000% due 01/25/2036 ^		95	93
Banc of America Funding Trust 6.000% due 07/25/2037 ^		289	274
Banc of America Mortgage Trust
4.700% due 03/25/2035 ~		70	69
6.000% due 03/25/2037 ^		279	260
BCAP LLC Trust
3.788% due 08/28/2037 ~		7,200	7,070
3.994% due 03/27/2036 ~		2,277	1,991
4.920% due 03/26/2037 Ø		788	866
6.000% due 07/26/2036 ~		1,556	1,686
Bear Stearns ALT-A Trust
2.977% due 01/25/2036 ^•		1,207	1,250
3.996% due 11/25/2036 ^~		3,602	3,022
4.066% due 09/25/2047 ^~		5,778	4,671
4.167% due 08/25/2036 ^~		825	548
4.236% due 09/25/2035 ^~		531	445
4.598% due 11/25/2035 ^~		4,769	4,481
Bear Stearns Commercial Mortgage Securities Trust 5.919% due 04/12/2038 ~		210	212
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 Ø		843	804
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		6	4
5.688% due 10/15/2048		7,046	4,119
Chase Mortgage Finance Trust
4.274% due 12/25/2035 ^~		9	8
6.000% due 07/25/2037 ^		813	623
Citigroup Mortgage Loan Trust
4.364% due 09/25/2037 ^~		629	546
4.538% due 04/25/2037 ^~		221	195
Commercial Mortgage Loan Trust 6.238% due 12/10/2049 ~		2,363	1,542
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~		1,040	795
Countrywide Alternative Loan Trust
5.500% due 03/25/2035		284	208
5.750% due 01/25/2035		293	297
5.750% due 02/25/2035		355	340
5.750% due 03/25/2037 ^		654	557
6.000% due 02/25/2035		1,040	1,013
6.000% due 04/25/2036		1,008	682
6.000% due 02/25/2037 ^		5,551	3,653
6.000% due 04/25/2037 ^		1,148	826
6.000% due 07/25/2037 ^		98	96
6.250% due 12/25/2036 ^•		1,471	1,083
6.500% due 08/25/2036 ^		484	301
Countrywide Home Loan Mortgage Pass-Through Trust
3.845% due 09/20/2036 ^~		242	213
6.000% due 07/25/2037		1,575	1,172
Credit Suisse Mortgage Capital Certificates 4.305% due 10/26/2036 ~		7,106	5,007
Epic Drummond Ltd. 0.000% due 01/25/2022 •	EUR	135	149
GS Mortgage Securities Corp. 4.744% due 10/10/2032 ~		$5,300	4,864
GS Mortgage Securities Trust 5.622% due 11/10/2039		911	786
GSR Mortgage Loan Trust
4.102% due 08/25/2034 ~		310	302
5.500% due 05/25/2036 ^		261	401
6.000% due 02/25/2036 ^		2,382	1,821

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

HarborView Mortgage Loan Trust
2.967% due 01/19/2036 ^•		2,631	2,222
3.865% due 06/19/2036 ^~		6,174	4,164
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^		3,394	1,992
Jefferies Resecuritization Trust 6.000% due 05/26/2036		11,954	9,099
JPMorgan Alternative Loan Trust
3.883% due 03/25/2037 ^~		1,419	1,370
6.000% due 12/25/2035 ^		1,650	1,544
JPMorgan Chase Commercial Mortgage Securities Trust 5.623% due 05/12/2045		1,032	796
JPMorgan Mortgage Trust
4.322% due 01/25/2037 ^~		548	525
4.344% due 02/25/2036 ^~		2,043	1,715
4.485% due 04/25/2037 ~		7	7
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		818	601
5.562% due 02/15/2040 ~		398	242
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		144	136
Lehman XS Trust 2.697% due 06/25/2047 •		1,857	1,658
MASTR Alternative Loan Trust 6.750% due 07/25/2036		1,750	1,154
Merrill Lynch Mortgage Investors Trust 4.348% due 03/25/2036 ^~		706	514
Motel 6 Trust 9.399% due 08/15/2019 •		7,078	7,194
Residential Accredit Loans, Inc. Trust
2.707% due 05/25/2037 ^•		147	102
5.280% due 12/26/2034 ^~		1,452	1,045
6.000% due 08/25/2036 ^		317	292
Residential Asset Mortgage Products Trust 6.500% due 12/25/2031		65	65
Residential Asset Securitization Trust
6.000% due 11/25/2036 ^		2,718	1,706
6.250% due 09/25/2037 ^		2,613	1,638
6.250% due 06/25/2046 ~		1,216	1,170
Residential Funding Mortgage Securities, Inc. Trust
4.667% due 02/25/2037 ~		1,469	1,199
6.500% due 03/25/2032		125	128
Sequoia Mortgage Trust
3.966% due 07/20/2037 ^~		639	561
4.151% due 02/20/2047 ~		305	286
Structured Adjustable Rate Mortgage Loan Trust
4.169% due 07/25/2035 ^~		673	631
4.188% due 07/25/2036 ^~		409	318
4.222% due 07/25/2036 ^~		8,102	7,214
4.254% due 01/25/2036 ^~		2,113	1,588
4.283% due 11/25/2036 ^~		2,240	2,142
4.349% due 03/25/2037 ^~		2,865	2,299
SunTrust Adjustable Rate Mortgage Loan Trust
4.700% due 02/25/2037 ^~		294	278
4.711% due 04/25/2037 ^~		456	386
WaMu Mortgage Pass-Through Certificates Trust
3.578% due 07/25/2037 ^~		394	359
3.841% due 10/25/2036 ^~		2,134	1,963
3.866% due 02/25/2037 ^~		543	523
3.947% due 07/25/2037 ^~		936	881
Washington Mutual Mortgage Pass-Through Certificates Trust
3.285% due 05/25/2047 ^•		126	27
6.000% due 10/25/2035 ^		1,675	1,354
Wells Fargo Mortgage-Backed Securities Trust
4.975% due 05/25/2036 ^~		47	48
5.178% due 07/25/2036 ^~		271	274
Total Non-Agency Mortgage-Backed Securities (Cost $119,570)			125,994

ASSET-BACKED SECURITIES 19.9%

ACE Securities Corp. Home Equity Loan Trust 2.867% due 02/25/2036 •		25,861	18,182
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,593
Airspeed Ltd. 2.743% due 06/15/2032 •		$314	310
Apidos CLO 0.000% due 01/20/2031 ~		4,500	3,821
Argent Securities Trust 2.667% due 03/25/2036 •		3,719	2,358
Avoca CLO DAC 0.000% due 10/15/2030 ~	EUR	1,600	1,221
Bear Stearns Asset-Backed Securities Trust
2.617% due 10/25/2036 ^•		$4,040	4,488
6.500% due 10/25/2036 ^		346	261

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

Belle Haven ABS CDO Ltd. 2.848% due 07/05/2046 •		175,347	386
BlueMountain CLO Ltd. 8.047% due 04/13/2027 •		1,000	996
Carlyle U.S. CLO Ltd. 0.000% due 07/20/2029 ~		1,895	1,439
Chrysler Capital Auto Receivables Trust 0.000% due 01/16/2023 «(h)		7	3,275
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,300	1,265
0.000% due 10/22/2031 ~		1,500	802
Citigroup Mortgage Loan Trust 2.637% due 12/25/2036 •		3,847	2,615
Countrywide Asset-Backed Certificates
2.617% due 06/25/2047 ^•		1,483	1,340
2.647% due 03/25/2037 •		1,423	1,370
First Franklin Mortgage Loan Trust
3.422% due 09/25/2035 •		3,524	2,788
3.452% due 05/25/2036 •		6,683	3,528
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		8	1,342
Fremont Home Loan Trust 3.407% due 06/25/2035 ^•		6,000	5,655
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	500	361
Home Equity Mortgage Loan Asset-Backed Trust 2.637% due 07/25/2037 •		$10,090	6,869
HSI Asset Securitization Corp. Trust 0.000% due 10/25/2036 (b)(h)		3,124	1,176
JPMorgan Mortgage Acquisition Trust 4.692% due 10/25/2030 ^Ø		5,498	3,947
Lehman XS Trust 5.170% due 08/25/2035 ^Ø		124	119
LNR CDO Ltd. 2.759% due 02/28/2043 •		4,528	2,592
Long Beach Mortgage Loan Trust 2.777% due 01/25/2036 •		4,417	4,124
Merrill Lynch Mortgage Investors Trust 2.637% due 04/25/2037 •		519	310
Morgan Stanley ABS Capital, Inc. Trust 2.627% due 06/25/2036 •		400	329
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		653	442
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.997% due 08/25/2035 •		5,000	4,704
4.247% due 10/25/2034 •		573	568
Residential Asset Mortgage Products Trust 3.677% due 01/25/2035 ^•		2,773	2,277
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		3	2,997
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		4	2,642
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		1	1,307
0.000% due 10/15/2048 «(h)		1	1,012
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		4,300	1,973
0.000% due 07/25/2040 «(h)		21	1,096
0.000% due 09/25/2040 (h)		1,718	1,054
Soundview Home Loan Trust 2.727% due 08/25/2037 •		2,000	1,922
South Coast Funding Ltd. 3.297% due 08/10/2038 •		10,115	1,975
Symphony CLO Ltd. 7.197% due 07/14/2026 •		2,000	1,894
Taberna Preferred Funding Ltd.
3.068% due 07/05/2035 •		5,040	4,788
3.113% due 08/05/2036 •		340	309
3.113% due 08/05/2036 ^•		6,282	5,716
Total Asset-Backed Securities (Cost $109,836)			115,538

SOVEREIGN ISSUES 5.6%

Argentina Government International Bond
3.375% due 01/15/2023	EUR	200	163
3.380% due 12/31/2038 Ø		3,970	2,324
3.875% due 01/15/2022		200	172
5.250% due 01/15/2028		200	149
6.250% due 11/09/2047		100	74
7.820% due 12/31/2033		9,275	7,835
40.244% (BADLARPP) due 10/04/2022 ~	ARS	58	2
48.175% (BADLARPP + 3.250%) due 03/01/2020 ~		800	17
50.249% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		60,696	1,157
70.354% due 06/21/2020 ~(a)		75,442	1,701
Autonomous City of Buenos Aires Argentina 0.000% due 03/29/2024 •		296,438	5,066

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	1,500	1,819
Export-Credit Bank of Turkey 8.250% due 01/24/2024		$200	200
Kazakhstan Government International Bond 2.375% due 11/09/2028	EUR	100	117
Peru Government International Bond
5.700% due 08/12/2024	PEN	121	39
5.940% due 02/12/2029		2,386	764
6.350% due 08/12/2028		5,374	1,772
6.950% due 08/12/2031		203	69
8.200% due 08/12/2026		416	152
Provincia de Buenos Aires 0.000% due 04/12/2025 ~	ARS	51,565	858
Republic of Greece Government International Bond
3.000% due 02/24/2023 Ø	EUR	142	168
3.000% due 02/24/2024 Ø		142	169
3.000% due 02/24/2025 Ø		142	167
3.000% due 02/24/2026 Ø		142	165
3.000% due 02/24/2027 Ø		142	166
3.000% due 02/24/2028 Ø		142	165
3.000% due 02/24/2029 Ø		142	163
3.000% due 02/24/2030 Ø		142	162
3.000% due 02/24/2031 Ø		142	159
3.000% due 02/24/2032 Ø		142	158
3.000% due 02/24/2033 Ø		142	160
3.000% due 02/24/2034 Ø		142	157
3.000% due 02/24/2035 Ø		142	156
3.000% due 02/24/2036 Ø		142	152
3.000% due 02/24/2037 Ø		142	155
3.000% due 02/24/2038 Ø		142	153
3.000% due 02/24/2039 Ø		142	153
3.000% due 02/24/2040 Ø		142	153
3.000% due 02/24/2041 Ø		142	153
3.000% due 02/24/2042 Ø		142	153
Turkey Government International Bond
3.250% due 06/14/2025		100	101
4.625% due 03/31/2025		1,700	1,842
5.200% due 02/16/2026		600	658
7.625% due 04/26/2029		$1,900	1,853
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		240	70
8.250% due 10/13/2024 ^(e)		28	8
9.250% due 09/15/2027 ^(e)		308	98
Total Sovereign Issues (Cost $42,003)			32,267

		SHARES

COMMON STOCKS 1.1%

CONSUMER DISCRETIONARY 0.8%

Caesars Entertainment Corp. (f)		466,592	4,367

ENERGY 0.0%

Forbes Energy Services Ltd. (f)(l)		11,400	34

FINANCIALS 0.2%

Ardonagh Group Ltd. «(l)		761,602	1,167

INDUSTRIALS 0.1%

Westmoreland Mining Holdings LLC «		50,497	783
Total Common Stocks (Cost $8,101)			6,351

WARRANTS 0.1%

INDUSTRIALS 0.1%

Sequa Corp. - Exp. 04/28/2024 «		775,000	759
Total Warrants (Cost $0)			759

PREFERRED SECURITIES 4.2%

BANKING & FINANCE 1.1%

Nationwide Building Society 10.250% ~		34,400	6,706

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

INDUSTRIALS 3.1%

Sequa Corp. 9.000% «	17,029	17,862
Total Preferred Securities (Cost $21,058)		24,568

REAL ESTATE INVESTMENT TRUSTS 1.6%

REAL ESTATE 1.6%

VICI Properties, Inc.	416,263	9,491
Total Real Estate Investment Trusts (Cost $5,426)		9,491

SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS (m) 2.4%		13,757

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%

57.789% due 05/10/2019 - 07/19/2019 (g)(h)	ARS	14,132	329

U.S. TREASURY BILLS 0.1%

2.417% due 07/05/2019 (h)(i)		$420	418
Total Short-Term Instruments (Cost $14,503)			14,504
Total Investments in Securities (Cost $711,206)			730,575
Total Investments 126.1% (Cost $711,206)			$730,575
Financial Derivative Instruments (o)(p) 0.3%(Cost or Premiums, net $6,692)			1,953
Auction Rate Preferred Shares (9.5)%			(55,525)
Other Assets and Liabilities, net (16.9)%			(97,678)
Net Assets Applicable to Common Shareholders 100.0%			$579,325

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Coupon represents a yield to maturity.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Ardonagh Group Ltd.	04/02/2015 – 07/20/2017	$1,020	$1,167	0.20%
Forbes Energy Services Ltd.	10/09/2014 – 11/18/2016	370	34	0.01
		$1,390	$1,201	0.21%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)      REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	04/30/2019	05/01/2019	$1,157	U.S. Treasury Notes 2.750% due 11/30/2020	$(1,181)	$1,157	$1,157
SAL	2.820	04/30/2019	05/01/2019	12,600	U.S. Treasury Notes 2.875% due 10/31/2023	(12,867)	12,600	12,601
Total Repurchase Agreements						$(14,048)	$13,757	$13,758

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	2.350%	12/24/2018	TBD(3)		$(307)	$(310)
FOB	2.680	04/08/2019	05/08/2019		(1,899)	(1,902)
	2.680	04/15/2019	05/08/2019		(482)	(483)
	2.700	04/15/2019	05/15/2019		(7,475)	(7,484)
	2.750	04/08/2019	05/08/2019		(4,284)	(4,291)
JML	(0.320)	03/04/2019	06/04/2019	EUR	(3,187)	(3,572)
	0.950	03/04/2019	06/04/2019	GBP	(179)	(234)
NOM	3.000	04/17/2019	05/17/2019		$(6,850)	(6,858)
	3.000	04/22/2019	05/22/2019		(10,300)	(10,308)
RDR	2.820	03/19/2019	06/19/2019		(4,332)	(4,347)
	2.890	02/19/2019	05/20/2019		(10,576)	(10,636)

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

RTA	3.176	03/14/2019	09/16/2019	(7,559)	(7,591)
	3.180	02/20/2019	05/20/2019	(494)	(497)
	3.188	03/07/2019	09/09/2019	(3,219)	(3,235)
SOG	3.180	03/12/2019	06/12/2019	(4,918)	(4,940)
	3.180	04/26/2019	06/07/2019	(955)	(955)
	3.300	02/15/2019	05/15/2019	(15,315)	(15,420)
UBS	2.800	03/04/2019	06/04/2019	(1,514)	(1,521)
	2.830	02/28/2019	05/28/2019	(3,004)	(3,019)
	3.040	03/13/2019	06/13/2019	(190)	(191)
	3.050	03/04/2019	06/04/2019	(1,023)	(1,028)
	3.050	04/02/2019	07/02/2019	(6,203)	(6,218)
	3.060	03/21/2019	06/21/2019	(2,319)	(2,327)
	3.160	03/05/2019	06/05/2019	(767)	(771)
	3.190	02/07/2019	05/07/2019	(14,850)	(14,959)
Total Reverse Repurchase Agreements					$(113,097)

(n)	Securities with an aggregate market value of $123,344 have been pledged as collateral under the terms of master agreements as of April 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended April 30, 2019 was $(92,200) at a weighted average interest rate of 2.943%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	17.553%	$5,500	$(178)	$(463)	$(641)	$8	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.821	600	(34)	39	5	2	0
						$(212)	$(424)	$(636)	$10	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$400	$30	$3	$33	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/20/2022		$24,300	$293	$(223)	$70	$22	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		10,500	385	(299)	86	0	(10)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		139,300	(1,292)	4,867	3,575	168	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		75,590	4,663	(2,478)	2,185	123	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		44,900	325	87	412	102	0
Pay(5)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		29,000	617	637	1,254	70	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		169,400	(5,526)	32,025	26,499	991	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		193,100	7,394	627	8,021	0	(1,055)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		31,000	153	(2,163)	(2,010)	0	(180)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	7,600	188	392	580	0	(1)
Receive (5)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029	EUR	2,000	(4)	(99)	(103)	5	0
Receive (5)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		13,000	(115)	(128)	(243)	34	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	22,000	(156)	(137)	(293)	118	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		1,300	(26)	30	4	14	0
							$6,899	$33,138	$40,037	$1,647	$(1,246)
Total Swap Agreements							$6,717	$32,717	$39,434	$1,657	$(1,246)

Cash of $11,150 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2019	EUR	33,098		$37,347	$225	$0
	05/2019		$646	GBP	494	0	(2)
BPS	05/2019	ARS	26,448		$570	0	(21)
	06/2019		$342	ARS	16,403	1	(3)
	07/2019	PEN	2,303		$696	2	0
BRC	05/2019		$5,796	MXN	110,761	35	0
CBK	05/2019	AUD	150		$107	1	0
	05/2019	GBP	397		514	0	(4)
	05/2019		$909	EUR	816	6	0
	05/2019		73,976	GBP	57,292	737	0
	06/2019	GBP	57,292		$74,100	0	(740)
GLM	05/2019	RUB	396,344		6,105	0	(14)
	05/2019		$590	EUR	521	0	(6)
	05/2019		5,970	RUB	396,344	149	0
	06/2019		34	ARS	1,633	0	0
	08/2019		6,029	RUB	396,344	15	0
HUS	05/2019	ARS	92,720		$2,002	0	(36)
	05/2019		$457	ARS	19,771	0	(17)
	06/2019		143		7,016	3	0
JPM	05/2019		675	EUR	597	0	(6)
MYI	05/2019	GBP	344		$450	1	0
NGF	05/2019	ARS	118,963		2,601	0	(55)
SCX	05/2019	GBP	57,045		75,636	1,245	0
UAG	05/2019		$35,644	EUR	31,980	224	0
	06/2019	EUR	31,980		$35,741	0	(226)
Total Forward Foreign Currency Contracts						$2,644	$(1,130)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.579%	$10	$(1)	$1	$0	$0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.972	100	(16)	16	0	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.579	40	(6)	7	1	0
							$(23)	$24	$1	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	$200	$(1)	$13	$12	$0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	200	(1)	16	15	0
								$(2)	$29	$27	$0
Total Swap Agreements								$(25)	$53	$28	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$40,122	$1,799	$41,921
Corporate Bonds & Notes
Banking & Finance	0	139,540	0	139,540
Industrials	0	118,715	295	119,010
Utilities	0	39,711	0	39,711
Convertible Bonds & Notes
Industrials	0	4,601	0	4,601
Municipal Bonds & Notes
California	0	4,782	0	4,782
Illinois	0	14,681	0	14,681
Virginia	0	721	0	721
West Virginia	0	8,508	0	8,508
U.S. Government Agencies	0	22,719	4,909	27,628
Non-Agency Mortgage-Backed Securities	0	125,994	0	125,994
Asset-Backed Securities	0	101,867	13,671	115,538
Sovereign Issues	0	32,267	0	32,267
Common Stocks
Consumer Discretionary	4,367	0	0	4,367
Energy	0	34	0	34
Financials	0	0	1,167	1,167
Industrials	0	0	783	783
Warrants
Industrials	0	0	759	759
Preferred Securities
Banking & Finance	0	6,706	0	6,706
Industrials	0	0	17,862	17,862
Real Estate Investment Trusts
Real Estate	9,491	0	0	9,491
Short-Term Instruments
Repurchase Agreements	0	13,757	0	13,757
Argentina Treasury Bills	0	329	0	329
U.S. Treasury Bills	0	418	0	418

Total Investments	$13,858	$675,472	$41,245	$730,575

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,657	0	1,657
Over the counter	0	2,672	0	2,672
	$0	$4,329	$0	$4,329
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,246)	0	(1,246)
Over the counter	0	(1,130)	0	(1,130)
	$0	$(2,376)	$0	$(2,376)
Total Financial Derivative Instruments	$0	$1,953	$0	$1,953
Totals	$13,858	$677,425	$41,245	$732,528

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2019:

Category and Subcategory	Beginning Balance at 07/31/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2019 (1)
Investments in Securities, at Value

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2019 (Unaudited)

Loan Participations and Assignments	$610	$1,687	$(204)	$(1)	$4	$5	$0	$(302)	$1,799	$13
Corporate Bonds & Notes
Industrials	745	0	(3)	2	0	(2)	0	(447)	295	6
U.S. Government Agencies	4,908	0	(65)	84	24	(42)	0	0	4,909	(44)
Asset-Backed Securities	11,202	8,199	0	68	0	(2,771)	0	(3,027)	13,671	(2,211)
Common Stocks
Financials	1,200	0	0	0	0	(33)	0	0	1,167	(33)
Industrials	0	783	0	0	0	0	0	0	783	0
Warrants
Industrials	194	0	0	0	0	565	0	0	759	565
Preferred Securities
Industrials	14,456	747	0	0	0	2,659	0	0	17,862	2,659
Totals	$33,315	$11,416	$(272)	$153	$28	$381	$0	$(3,776)	$41,245	$955

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 04/30/2019	Valuation Technique	Unobservable Inputs		Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$100	Proxy Pricing	Base Price		100.212
	1,699	Third Party Vendor	Broker Quote		95.000 - 101.000
Corporate Bonds & Notes
Industrials	295	Reference Instrument	Yield		9.495
U.S. Government Agencies	4,909	Proxy Pricing	Base Price		60.540
Asset-Backed Securities	13,671	Proxy Pricing	Base Price		5,266.000 - 102,450.890
Common Stocks
Financials	1,167	Fundamental Valuation	Company Equity Value	GBP	861,000,000.000
Industrials	783	Indicative Market Quotation	Broker Quote		$15.500
Warrants
Industrials	759	Other Valuation Techniques(2)	-		-
Preferred Securities
Industrials	17,862	Fundamental Valuation	Company Equity Value		$721,549,176.530

Total	$41,245

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of April 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC	SOG	Societe Generale Paris
FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
AUD	Australian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.HY	Credit Derivatives Index - High Yield	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	DAC	Designated Activity Company	TBD	To-Be-Determined
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate